Retirement Benefits	12 Months Ended
Mar. 31, 2012
Retirement Benefits
16.	Retirement Benefits

Gratuity

The Company provides for gratuity on an actuarial valuation. The Company has an unfunded defined benefit retirement plan covering eligible employees in India. This plan provides for a lump-sum payment to be made to vested employees at retirement, death or termination of employment of an amount equivalent to 15 days basic salary, payable for each completed year of service. These gratuity benefits vest upon an employee’s completion of five years of service.

The following tables set out the amounts recognized in the Company’s consolidated financial statements for the fiscal years ended March 31, 2010, 2011 and 2012. The measurement date used is March 31 of the relevant fiscal year.

	2010	2011	2012
	US$	US$	US$
Change in benefit obligation
Benefit obligation at the beginning of the year	288,136	349,624	434,594
Acquisition	—	7,874	—
Actuarial (gain) loss	(19,112)	(16,687)	(10,478)
Service cost	63,183	74,660	78,983
Interest cost	32,683	36,731	41,987
Benefits paid	(53,452)	(22,851)	(39,297)
Effect of exchange rate changes	38,186	5,243	(59,643)

Benefit obligation at the end of the year	349,624	434,594	446,146

Accumulated benefit obligation was US$229,022 and US$ 247,312 as of March 31, 2011 and 2012 respectively.

Net gratuity cost for the years ended March 31, 2010, 2011 and 2012 comprise of the following:

	2010	2011	2012
	US$	US$	US$
Service cost	63,183	74,660	78,983
Interest cost	32,683	36,731	41,987
Recognized net actuarial (gain) loss	(19,112)	(16,687)	(10,478)

Net gratuity cost	76,754	94,704	110,492

The assumptions used in accounting for gratuity in the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	9.10%	9.00%	9.24%

Rate of increase in compensation	10% for first 2 years and 7% thereafter	10% for first year and 7% thereafter	7%

The following benefit payments, which reflect expected future services, as appropriate are expected to be paid

Year ending March 31,	US$
2013	36,884
2014	48,084
2015	44,957
2016	57,649
2017	180,023
2018-2022	419,840

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation as of March 31, 2012.

Provident Fund

Employees based in India and the Company each, contribute at the rate of 12% of salaries to a provident fund maintained by the Government of India for the benefit of such employees. The provident fund is a defined contribution plan. Accordingly, the Company expenses such contributions as incurred. Amounts contributed by the Company to the provident fund, in aggregate, were US$204,589, US$252,004 and US$279,396 for the years ended March 31, 2010, 2011 and 2012 respectively.